ACCOUNTING POLICIES - Share-Based Compensation (Details)	12 Months Ended
Dec. 31, 2017
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other equity instruments, threshold trading days	5 days
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other equity instruments, threshold consecutive trading days	5 days